Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Summary of property and equipment, net

	December 31,	December 31,
	2021	2020
Furniture, fixtures and equipment	$1,193	$1,364
Automobile	533	2,163
Automobile for lease	3,046	3,030
Leasehold improvements	77	394
Construction in progress	300	248
	5,149	7,199
Less: accumulated depreciation	(2,944)	(4,433)
	$2,205	$2,766